Related Party Transactions and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP, PR
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions and Party-In-Interest Transactions	Related Party Transactions and Party-In-Interest TransactionsBanco Popular de Puerto Rico, the trustee of the Plan, is deemed a party-in-interest. Northern Trust manages certain Plan investments and, therefore, is deemed a party-in-interest. Fidelity, the record keeper of the Plan, manages investments in its sponsored funds and, therefore, is deemed a party-in-interest. SSGA acts as an investment manager and independent fiduciary for the Parent’s common stock and, therefore, is deemed a party-in-interest and a related party. The Plan also invests in shares of the Parent; therefore, these transactions qualify as related party and party-in-interest transactions.